Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Deficit) (Unaudited) (Parenthetical)	Sep. 24, 2024
Statement of changes in equity [abstract]
Reverse stock split	1-for-2.5 reverse stock split